Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Percentage Of Accounts Receivable With Customers	31.00%	7.00%	24.00%
Customer B [Member]
Concentration Percentage Of Accounts Receivable With Customers	25.00%	3.00%	2.00%
Customer C [Member]
Concentration Percentage Of Accounts Receivable With Customers	16.00%	12.00%	0.00%
Customer D [Member]
Concentration Percentage Of Accounts Receivable With Customers	6.00%	10.00%	40.00%
Customer E [Member]
Concentration Percentage Of Accounts Receivable With Customers	2.00%	36.00%	11.00%